Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603


                                 July 17, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


                 Re: Guggenheim Defined Portfolios, Series 922
            Guggenheim US High Dividend Strategy Portfolio, Series 5
         Guggenheim US SMID High Dividend Strategy Portfolio, Series 5
          Guggenheim Inflation Defense & Dividend Portfolio, Series 8
                              File No. 333-181474
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Ladies and Gentlemen:

      On behalf of Guggenheim Funds Distributors, LLC, depositor, sponsor and underwriter of the Guggenheim Defined Portfolios, Series 922, consisting of the above-captioned trusts (the "Trusts"), there is enclosed Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of Guggenheim Defined Portfolios, Series 922 (the "Fund").

      The Reference Trust Agreement was entered into by Guggenheim Funds Distributors, LLC, as Depositor, and The Bank of New York Mellon, as Trustee, on the date hereof, and Securities (or delivery statements relating to contracts for the purchase thereof) in the aggregate amount of the portfolio(s) have been deposited with the Trustee. In connection therewith the Trustee is prepared to establish book entry positions which are being retained by the Trustee for delivery after the effectiveness of the Registration Statement.

      In addition to Amendment No. 2, the exhibits listed therein are submitted herewith.

      Except as indicated in the Memorandum of Changes, the changes in the Prospectus represent primarily the completion of various statements regarding the Securities deposited in the Trust and the dates of record, deposit, distribution, termination and evaluation, together with a list of the Securities which will comprise the portfolio of the Trust, the Statement of Financial Condition of the Trust and the Report of Independent Registered Public Accounting Firm.

      We have appreciated the courtesy and cooperation of the members of the Staff and if there are any questions on which we may be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Morrison C. Warren (312-845-3484) collect.

                                                               Very truly yours,


                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP